Offerings	Sep. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (2) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (3) In accordance with Rule 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all registration fees other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (2) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (3) In accordance with Rule 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all registration fees other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (2) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (3) In accordance with Rule 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all registration fees other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (2) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (3) In accordance with Rule 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all registration fees other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis. (4) The warrants covered by this registration statement may be warrants to purchase common stock, preferred stock or other securities of the Registrant.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. (2) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (3) In accordance with Rule 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all registration fees other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis. (5) The units covered by this registration statement may be issued under a unit agreement and will represent an interest in one or more securities including shares of common stock or preferred stock, debt securities, or warrants, in any combination, which may or may not be separable from one another.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 300,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267351
Carry Forward Initial Effective Date	Sep. 09, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 45,930.00
Offering Note	(6) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $300,000,000 of unsold shares (the "Unsold Securities") of common stock, $0.01 par value per share (the "Common Stock") previously registered pursuant to a prospectus supplement, filed with the Securities and Exchange Commission (the "SEC") on March 4, 2025 (the "Prior Prospectus Supplement"), to the Registration Statement on Form S-3 (File No. 333-267351), which was filed with the SEC and became automatically effective on September 9, 2022 (the "Prior Registration Statement"), relating to the offer and sale of Common Stock having an aggregate offering price of up to $300,000,000 under its current "at-the-market" program. As of the date of this registration statement, an aggregate of $300,000,000 of Common Stock remains unsold under the Prior Prospectus Supplement. A registration fee of $45,930.00 that has already been paid and remains unused with respect to the Unsold Securities will be applied to Unsold Securities that are being registered pursuant to this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.